Senior Convertible Notes Payable - Assumptions to conversion features and exchange warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	0.47%
Volatility	134.00%	119.00%	121.00%
Dividend yield		0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate		1.70%	2.01%
Life of instrument in years		5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate		2.90%	2.83%
Life of instrument in years		7 years
March 2020 Conversion Feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
March 2020 Conversion Feature | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	0.08%
Market price per share	$ 6.63
Life of instrument in years	5 months 19 days
Volatility	117.00%
March 2020 Conversion Feature | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	0.17%
Market price per share	$ 6.68
Life of instrument in years	1 year 1 month 24 days
Volatility	139.00%
March 2020 Exchange Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	0.038%
Life of instrument in years	5 years 6 months
Volatility	117.00%
March 2020 Exchange Warrants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market price per share	$ 6.63
March 2020 Exchange Warrants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market price per share	$ 6.68